RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Lease Liabilities
SCHEDULE OF ROU ASSETS AND OPERATING LEASE LIABILITIES

The Group is a lessee of non-cancellable operating leases for corporate office in Hong Kong. The Group’s ROU assets and operating lease liabilities recognized in the consolidated balance sheets consist of the following:

	As of December 31,
	2024	2025
	HK$	HK$

Operating lease ROU assets	3,486,556	1,628,712

	As of December 31,
	2024	2025
	HK$	HK$
Operating lease liabilities
Current portion	1,896,384	1,584,423
Non-current portion	1,584,423	-
	3,480,807	1,584,423

	As of December 31,
	2024	2025
Operating leases:
Weighted average remaining lease term (years)	2	1
Weighted average discount rate	5.46%	5.46%

SCHEDULE OF MATURITY OF NON-CANCELLABLE OPERATING LEASE OBLIGATIONS

The maturity analysis of the Group’s non-cancellable operating lease obligations as of December 31, 2025 is as follows:

Operating leases
HK$

Total undiscounted lease obligations for the year ending December 31, 2026	1,615,434
Less: imputed interest	(31,011)
Lease liabilities recognized in the consolidated balance sheet	1,584,423